Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Net income	$ 158,442		$ 172,750	[1]	$ 236,820	[2],[3]
Adjustments to reconcile net income to net cash provided by operating activities:
Amalgamation gain					(31,023)	[2]
Depreciation	357,347		384,855	[1]	333,754	[2]
Asset impairment	12,625		24,496	[1]	14,437	[2]
Amortization of debt issuance costs	50,989		33,001	[1]	26,410	[2]
Amortization of intangibles	11,577		17,319	[1]	22,070	[2]
Provision for doubtful accounts			4,843	[1]	1,312	[2]
Gain on disposal of assets	46,421		(12,939)	[1]	(37,203)	[2]
Loss on discontinued operations (AeroTurbine)			52,745	[1]
Mark-to-market of non-hedged derivatives	2,059		23,167	[1]	769	[2]
Deferred taxes	7,695		23,892	[1]	17,707	[2]
Share-based compensation	7,127		6,236	[1]	3,402	[2]
Changes in assets and liabilities:
Trade receivables and notes receivable, net	912		(16,434)	[1]	(371)	[2]
Inventories	7,877		(18,100)	[1]	3,183	[2]
Other assets and derivative assets	(2,732)		(41,056)	[1]	(8,320)	[2]
Other liabilities	(13,710)		(23,255)	[1]	45,073	[2]
Deferred revenue	(2,215)		(9,289)	[1]	14,182	[2]
Net cash provided by operating activities	644,414		622,231	[1]	642,202	[2]
Purchase of flight equipment	(1,038,657)		(763,159)	[1]	(1,939,874)	[2]
Proceeds from sale/disposal of assets	781,278		140,785	[1]	664,218	[2]
Prepayments on flight equipment	(36,124)		(47,752)	[1]	(140,684)	[2]
Purchase of subsidiaries, net of cash acquired (*)					103,691	[2]
Purchase of investments			(2,500)	[1]	(7,500)	[2]
Proceeds from the disposal of subsidiaries, net of cash disposed			119,917	[1]
Purchase of intangibles					(9,006)	[2]
Movement in restricted cash	(64,491)		(15,831)	[1]	(50,262)	[2]
Net cash used in investing activities	(357,994)		(568,540)	[1]	(1,379,417)	[2]
Issuance of debt	1,297,087		1,672,089	[1]	2,324,609	[2]
Repayment of debt	(1,195,170)		(1,626,556)	[1]	(1,485,690)	[2]
Debt issuance costs paid	(43,177)		(37,306)	[1]	(60,889)	[2]
Maintenance payments received	132,046		110,358	[1]	90,165	[2]
Maintenance payments returned	(49,728)		(54,751)	[1]	(42,250)	[2]
Security deposits received	25,624		20,135	[1]	29,535	[2]
Security deposits returned	(21,855)		(37,190)	[1]	(39,710)	[2]
Repurchase of shares	(320,093)		(100,000)	[1]
Issuance of equity interests (**)					110,243	[2]
Capital contributions from non-controlling interests					32,375	[2]
Net cash (used in) provided by financing activities	(175,266)		(53,221)	[1]	958,388	[2]
Net increase (decrease) in cash and cash equivalents	111,154		470	[1]	221,173	[2]
Effect of exchange rate changes	(1,834)		6,161	[1]	660	[2]
Cash and cash equivalents at beginning of period	411,081	[1]	404,450	[1],[2]	182,617	[2]
Cash and cash equivalents at end of period	520,401		411,081	[1]	404,450	[1],[2]
* Purchase of subsidiaries, net of cash acquired:
Consideration paid (34.4 million shares issued at a share price of $10.83)					372,327	[2]
Fair value of net assets acquired					(403,350)	[2]
Amalgamation gain					31,023	[2]
Cash acquired					103,691	[2]
Purchase of subsidiaries, net of cash acquired					103,691	[2]
**The issuance of equity interest is a net presentation of the following items:
Consideration paid (29.8 million shares issued at a share price of $13.85)					413,376	[2]
Purchase of non-controlling interests					(262,092)	[2]
Purchase of investments					(41,041)	[2]
Issuance of equity interests (net cash received)					110,243	[2]
Supplemental cash flow information:
Interest paid	180,968		224,129	[1]	185,106	[2]
Taxes paid	$ 1,518		$ 135	[1]	$ 641	[2]

[1]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.